Manufacturing expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about manufacturing expenses [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Staff costs	1,625	1,211	613
Consulting and contractors' fees	279	—	—
Manufacturing	2,693	2,427	1,071
Travel	36	25	41
Other	409	139	87
Capitalized costs	(282)	(3,342)	(1,323)
Total manufacturing expenses	4,760	460	489

Disclosure of detailed information about manufacturing costs [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Implantable stimulator	2,224	1,660	686
Activation chip	165	228	67
Disposable patch	243	102	113
External stimulator	84	69	37
Other	(23)	368	168
Capitalized costs	(202)	(2,254)	(800)
Total	2,491	173	271